UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:

This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Telemark Asset Management, LLC
Address:    One International Place, Suite 2401
            Boston, Massachusetts 02110

13 File Number: 028-12649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Brian C. Miley
Title:      Chief Financial Officer
Phone:      (617) 526-8910
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
Signature, Place and Date of Signing   /s/ Brian C. Miley              Boston, Massachusetts         08/12/2010
                                       ------------------------------  ----------------------------  ------------
                                        [Signature]                    [City, State]                 [Date]
                                        Brian C. Miley, Chief
                                        Financial Officer
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43 Data Records

Form 13F Information Table Value Total:    $153,188 (thousands)

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                                Column 2           Column 4     Column 5         Column 6  Column 7           Column 8
                 Column 1       Title of  Column 3  Value    SHRS or   SH/ PUT/ Investment  Other         Voting authority
              Name of Issuer     Class     CUSIP   (x$1000) PRN Amount PRN CALL Discretion Managers    Sole    Shared     None
ARM HOLDINGS PLC                 EQUITY  G0483X122   4,148  1,000,000  SH          SOLE              1,000,000
ARM HOLDINGS ORD                 EQUITY  042068106  12,400  1,000,000  SH          SOLE              1,000,000
APPLE INC                        EQUITY  037833100  10,061     40,000  SH          SOLE                 40,000
AIXTRON NA                       EQUITY  D0198L101   2,413    100,000  SH          SOLE                100,000
AGNICO EAGLE ORD                 EQUITY  008474108   2,431     40,000  SH          SOLE                 40,000
ASSISTED LIVING 'A'              EQUITY  04544X300   3,255    110,000  SH          SOLE                110,000
AMERIGON ORD                     EQUITY  03070l300   1,845    250,000  SH          SOLE                250,000
AMAZON COMM INC                  EQUITY  023135106   6,556     60,000  SH          SOLE                 60,000
AUEX VENTURES INC                EQUITY  051036101     356    110,000  SH          SOLE                110,000
BARRICK GLD                      EQUITY  067901108   4,541    100,000  SH          SOLE                100,000
CALPINE                          EQUITY  131347304     763     60,000  SH          SOLE                 60,000
CAPITAL GOLD                     EQUITY  14018Y205     300     75,000  SH          SOLE                 75,000
CEPHEID NPV                      EQUITY  15670R107   1,282     80,000  SH          SOLE                 80,000
CDN NATURAL RESOURCE             EQUITY  136385101   6,646    200,000  SH          SOLE                200,000
CLEAN HARBORS                    EQUITY  184496107   1,992     30,000  SH          SOLE                 30,000
COHERT                           EQUITY  192479103   3,430    100,000  SH          SOLE                100,000
CLEARWIRE CORP "A"               EQUITY  18538Q105     364     50,000  SH          SOLE                 50,000
DISCOVERY COMMUNICATIONS         EQUITY  25470F104     714     20,000  SH          SOLE                 20,000
ELDORADO GLD                     EQUITY  284902103   9,878    550,000  SH          SOLE                550,000
EOG RESOURCES                    EQUITY  26875P101   9,837    100,000  SH          SOLE                100,000
FRANCO NEVADA                    EQUITY  351858105   9,136    300,000  SH          SOLE                300,000
FREEPORT-MCMORAN                 EQUITY  35671D857     591     10,000  SH          SOLE                 10,000
GOLDCORP INC                     EQUITY  380956409   4,824    110,000  SH          SOLE                110,000
HMS HLDGS CORP                   EQUITY  40425J101   2,169     40,000  SH          SOLE                 40,000
II-VI NPV                        EQUITY  902104108   1,778     60,000  SH          SOLE                 60,000
INNERWORKING                     EQUITY  45773Y105     779    114,000  SH          SOLE                114,000
KMG CHEMICALS                    EQUITY  482564101     646     45,000  SH          SOLE                 45,000
NETFLIX                          EQUITY  64110L106   3,260     30,000  SH          SOLE                 30,000
NEWMONT MINING                   EQUITY  651639106   6,174    100,000  SH          SOLE                100,000
PURE TECHNOLOGIES LTD            EQUITY  745915108   1,433    378,400  SH          SOLE                378,400
RED BACK MINING                  EQUITY  756297107     759     30,000  SH          SOLE                 30,000
RUBICON TECHNOLOGY               EQUITY  78112T107  10,218    343,000  SH          SOLE                343,000
ROYAL GOLD INC                   EQUITY  780287108   4,800    100,000  SH          SOLE                100,000
RANDGOLD RESOURCES               EQUITY  752344309   3,790     40,000  SH          SOLE                 40,000
SPDR GOLD TRUST GOLD SHARES NPV  EQUITY  78463V107  12,168     10,000  SH          SOLE                 10,000
SPECTRUM CONTROL                 EQUITY  847615101     839     60,000  SH          SOLE                 60,000
SCHWEITZER MAUD                  EQUITY  808541106     505     10,000  SH          SOLE                 10,000
SUNCOR ENEGRY                    EQUITY  867224107     294     10,000  SH          SOLE                 10,000
TAHOO RESOURCES INC              EQUITY  8023319XX     286     50,000  SH          SOLE                 50,000
VEECO INSTRUMENTS                EQUITY  922417100   3,085     90,000  SH          SOLE                 90,000
UNIVERSAL DISPLAY                EQUITY  91347P105   1,978    110,000  SH          SOLE                110,000
WASTE CONNECTION                 EQUITY  941053100     441     13,000  SH          SOLE                 13,000
WTS US GOLD CORP 2/22/2011       EQUITY  XX9P05661      23     75,000  SH          SOLE                 75,000
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